OTHER FINANCIAL ASSETS - Schedule of other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Line Items]
Non-current assets	$ 53,772	$ 34,485
Other Financial Assets and Hedging Derivative Assets
Other Financial Assets [Line Items]
Current Assets	67,295	174,819
Non-current assets	53,772	34,485
Total Assets	121,067	209,304
Other Financial Assets Categories
Other Financial Assets [Line Items]
Current Assets	51,730	152,683
Non-current assets	53,772	34,485
Total Assets	105,502	187,168
Other Financial Assets Categories | Deposits in guarantee (aircraft)
Other Financial Assets [Line Items]
Current Assets	23,057	31,624
Non-current assets	32,214	9,736
Total Assets	55,271	41,360
Other Financial Assets Categories | Guarantees for margins of derivatives
Other Financial Assets [Line Items]
Current Assets	466	12,829
Non-current assets	0	0
Total Assets	466	12,829
Other Financial Assets Categories | Other investments
Other Financial Assets [Line Items]
Current Assets	0	0
Non-current assets	493	494
Total Assets	493	494
Other Financial Assets Categories | Other guarantees given
Other Financial Assets [Line Items]
Current Assets	28,207	108,230
Non-current assets	21,065	24,255
Total Assets	49,272	132,485
Hedging Derivative Asset Categories
Other Financial Assets [Line Items]
Current Assets	15,565	22,136
Non-current assets	0	0
Total Assets	15,565	22,136
Hedging Derivative Asset Categories | Fair value of interest rate derivatives
Other Financial Assets [Line Items]
Current Assets	4,676	0
Non-current assets	0	0
Total Assets	4,676	0
Hedging Derivative Asset Categories | Fair value of foreign currency derivatives
Other Financial Assets [Line Items]
Current Assets	3,142	0
Non-current assets	0	0
Total Assets	3,142	0
Hedging Derivative Asset Categories | Fair value of fuel price derivatives
Other Financial Assets [Line Items]
Current Assets	7,747	22,136
Non-current assets	0	0
Total Assets	$ 7,747	$ 22,136